(Loss)/Earnings Per Common Share	12 Months Ended
Dec. 31, 2022
(Loss)/Earnings Per Common Share [Abstract]
(Loss)/Earnings Per Common Share
11.	(Loss)/Earnings Per Common Share:

The Company calculates earnings/(loss) per common share by dividing net income/(loss) available to common shareholders in each period by the weighted-average number of common shares outstanding during that period, and, particularly for the year ended December 31, 2021, after also adjusting for the effect of the deemed dividend which resulted from the redemption of the Series A Preferred Shares on December 8, 2021. As further disclosed under Note 8, dividends on the Series A Preferred Shares did not accrue nor accumulate during the period from July 1, 2019 through their redemption date.

Diluted earnings/(loss) per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the year ended December 31, 2022, the effect of the (i) 62,344 Class A Warrants, (ii) 67,864 Private Placement Warrants and (iii) 19,230,770 April 7 Warrants outstanding during that period and as of that date, would be antidilutive, and, accordingly, they were excluded from the computation of diluted earnings per share. For the year ended December 31, 2021, the denominator of diluted earnings per common share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the shares were outstanding with respect to warrants that were outstanding during the year ended December 31, 2021. Securities that could potentially dilute basic earnings per share for the year ended December 31, 2021, that were excluded from the computation of diluted earnings per share because to do so would have been antidilutive, were the unexercised, as of December 31, 2021, April 7 Warrants, calculated in accordance with the treasury stock method. For the year ended December 31, 2020, the Company incurred losses and the effect of the warrants outstanding during that period and as of that date, would be antidilutive. As a result of the foregoing, for the years ended December 31, 2020, and December 31, 2022, “Basic (loss)/earnings per common share” equaled “Diluted (loss)/earnings per common share”. The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying consolidated statements of comprehensive (loss)/income are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2021	2022
Net (loss)/income and comprehensive (loss)/income	$(1,753,533)	$52,270,487	$118,560,690
Less: Deemed dividend on Series A Preferred Shares	—	(11,772,157)	—
Net (loss)/income and comprehensive (loss)/income available to common shareholders	(1,753,533)	40,498,330	118,560,690

Weighted average number of common shares outstanding, basic	6,773,519	83,923,435	94,610,088
(Loss)/Earnings per common share, basic	(0.26)	0.48	1.25

Plus: Dilutive effect of warrants	—	1,409,293	—
Weighted average number of common shares outstanding, diluted	6,773,519	85,332,728	94,610,088
(Loss)/Earnings per common share, diluted	$(0.26)	$0.47	$1.25